LEASES - Right-of-use lease asset by type (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
LEASES
Right-of-use assets	$ 10,956,448	$ 16,377,701
US$
LEASES
Incremental borrowing rate (as a percent)	7.01%
Reais
LEASES
Incremental borrowing rate (as a percent)	18.47%
Gross carrying amount
LEASES
Right-of-use assets	$ 24,648,842	30,142,835	$ 20,979,597
Gross carrying amount | Machinery and equipment
LEASES
Right-of-use assets	828,977	3,655,741
Gross carrying amount | Vehicles
LEASES
Right-of-use assets	1,095,365	1,214,933
Gross carrying amount | Equipment and computer software
LEASES
Right-of-use assets	1,296,516	1,347,568
Gross carrying amount | Land and buildings
LEASES
Right-of-use assets	$ 21,427,984	$ 23,924,593